Finance Receivables - Finance Receivables Due for Payment (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
2016	€ 62.1
2017	141.0
2018	116.7
2019	10.8
2020	0.0
Thereafter	0.0
Finance receivables, gross	€ 330.6	€ 569.7